NOTE RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Note receivable

The Branded Legacy Note and the investment in Branded Legacy consisted of the following:

	June 30, 2020	December 31, 2019
Investment in Branded Legacy	$-	$-
Note receivable	$1,500,000	$1,500,000
Less: Allowance for doubtful account	(1,500,000)	(1,500,000)
Note receivable, net	$-	$-

The Branded Legacy Note and the investment in Branded Legacy consisted of the following at December 31:

	2019	2018
Investment in Branded Legacy Note	-	1,648
Note receivable	$1,500,000	$-
Less: Allowance for doubtful account	(1,500,000)	-
Note receivable, net	$-	$-